Earnings Per Share - Schedule of Loss Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss attributable to ordinary and common shareholders:
Loss for the year, attributable to equity holders of the parent, Basic	$ (447,793)	$ (100,929)	$ (240,980)
Profit loss attributable to ordinary and common shareholders, Basic	(447,793)	(100,929)	(240,980)
Loss attributable to ordinary shareholders, Basic	(447,793)	(100,929)	(240,980)
Loss for the year, attributable to equity holders of the parent, Diluted	(447,793)	(100,929)	(240,980)
Loss attributable to ordinary shareholders, Diluted	(447,793)	(100,929)	(240,980)
Profit loss attributable to ordinary and common shareholders, Diluted	$ (447,793)	$ (100,929)	$ (240,980)
Weighted-average number of ordinary and common shares:
Issued ordinary shares at January 1, Basic	252,803,846	132,204,201	132,188,281
Effect of shares issued, Basic	29,438,298	31,051,583	4,599
Weighted-average number of ordinary and common shares, Basic	282,242,144	163,255,784	132,192,880
Issued ordinary shares at January 1, Diluted	252,803,846	132,204,201	132,188,281
Effect of shares issued, Diluted	29,438,298	31,051,583	4,599
Weighted-average number of ordinary and common shares, Diluted	282,242,144	163,255,784	132,192,880
Loss per share:
Loss per share, Basic	$ (1.59)	$ (0.62)	$ (1.82)
Loss per share:
Loss per share, Diluted	$ (1.59)	$ (0.62)	$ (1.82)